Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—94.7%
	Belgium—0.8%
926,488	Fagron NV	$18,042,340
412,128	KBC Group NV	29,061,250
		47,103,590
	Canada—3.2%
251,390	Lassonde Industries, Inc., Class A(a)	28,367,837
1,124,700	National Bank of Canada	89,188,583
1,926,024	Winpak, Ltd.	62,847,204
		180,403,624
	China—3.3%
2,308,250	Baidu, Inc., Class A(b)	24,994,510
8,383,895	Haitian International Holdings, Ltd.	23,731,850
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	5,506,476
1,444,150	Tencent Holdings, Ltd.	68,525,429
15,974,780	Uni-President China Holdings, Ltd.	14,588,747
2,768,830	Wuliangye Yibin Co., Ltd., Class A	48,673,587
		186,020,599
	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,830,406
	Finland—1.2%
2,919,753	Kemira Oyj	71,149,944
	France—12.9%
267,774	Alten SA	29,505,859
2,392,742	Rubis SCA	67,458,655
1,011,440	Safran SA	213,328,732
2,895,521	SCOR SE	73,451,370
1,527,083	Tarkett SA(b)	13,747,870
1,011,618	Teleperformance SE	106,955,929
3,298,850	TotalEnergies SE	221,035,420
650,000	Ubisoft Entertainment SA(b)	14,234,707
		739,718,542
	Germany—7.1%
761,991	Brenntag SE	51,442,278
2,644,654	DHL Group	107,471,488
2,540,809	Fresenius SE & Co., KGaA(b)	75,961,565
369,659	Krones AG	46,420,318
42,354	KSB SE & Co., KGaA	30,867,172
100,393	Muenchener Rueckversicherungs AG, Registered	50,229,506
537,857	Norma Group SE	9,961,026
65,633	Rheinmetall AG	33,472,587
		405,825,940
	Hong Kong—0.4%
2,623,391	Great Eagle Holdings, Ltd.	3,701,394
12,583,508	Hang Lung Group, Ltd.	13,685,971
2,791,715	Johnson Electric Holdings, Ltd.	4,214,363
8,107,578	TAI Cheung Holdings, Ltd.	3,258,661
		24,860,389
	Italy—2.7%
4,337,413	SOL SpA	153,555,261
Shares		Value*
	Japan—3.9%
891,970	ADEKA Corp.	$18,038,116
564,220	Fuso Chemical Co., Ltd.	14,450,478
481,855	Hosokawa Micron Corp.	12,682,005
3,363,180	Kuraray Co., Ltd.	38,920,082
1,567,485	Mitsubishi Gas Chemical Co., Inc.	30,074,002
221,220	Nifco, Inc.	5,304,789
940	Nihon Kohden Corp.	13,604
164,400	Nippon Kanzai Holdings Co., Ltd.	2,774,585
820,800	Niterra Co., Ltd.	23,939,478
104,825	Okamoto Industries, Inc.	3,274,892
1,284,760	Sumitomo Heavy Industries, Ltd.	33,535,345
271,950	Taikisha, Ltd.	9,024,561
588,565	Transcosmos, Inc.	12,734,304
164,305	YAMABIKO Corp.	2,343,338
	Miscellaneous Securities(d)	17,331,024
		224,440,603
	Mexico—1.9%
1,013,053	Coca-Cola FEMSA SAB de CV, Sponsored ADR	86,960,470
9,067,593	Megacable Holdings SAB de CV	22,895,232
		109,855,702
	Netherlands—3.9%
1,285,260	Aalberts NV	52,082,585
2,160,839	Heineken Holding NV	170,443,931
		222,526,516
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	3,340,683
	Singapore—5.6%
5,737,490	DBS Group Holdings, Ltd.	151,202,249
7,345,990	United Overseas Bank, Ltd.	169,538,777
		320,741,026
	South Korea—3.0%
132,322	Binggrae Co., Ltd.	9,356,317
219,167	DB Insurance Co., Ltd.	18,158,634
167,062	Dentium Co., Ltd.	14,308,022
998,776	LG Corp.	58,102,298
991,707	LX Holdings Corp.	5,043,188
1,086,715	Samsung Electronics Co., Ltd.	63,957,326
		168,925,785
	Sweden—4.6%
344,776	Autoliv, Inc.	36,887,584
8,933,581	Husqvarna AB, Class B	71,498,973
2,755,869	SKF AB, Class B	55,431,418
2,623,533	Trelleborg AB, Class B	102,182,750
		266,000,725
	Switzerland—12.6%
142,761	Coltene Holding AG, Registered	7,492,477
1,925,964	Nestlé SA, Registered	196,558,590
44	Neue Zuercher Zeitung AG(b)	249,722
1,284,801	Novartis AG, Registered	136,772,073
63,583	Phoenix Mecano AG, Registered(a)(b)	33,751,492

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Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
	Switzerland (continued)
579,564	Roche Holding AG	$160,546,519
400,000	TX Group AG	72,379,257
212,736	Zurich Insurance Group AG	113,304,702
		721,054,832
	United Kingdom—11.9%
4,003,983	Babcock International Group plc	26,453,767
12,603,785	BAE Systems plc	209,936,692
10,810,735	CNH Industrial NV	109,512,746
1,043,507	Computacenter plc	37,706,168
4,396,459	Diageo plc	138,022,475
2,704,933	Grafton Group plc	31,608,159
1,968,375	Howden Joinery Group plc	21,770,116
5,273,360	Inchcape plc	49,553,648
15,698,026	Johnson Service Group plc	31,313,634
16,292,379	Vertu Motors plc	14,807,946
	Miscellaneous Security(d)	13,315,419
		684,000,770
	United States—15.6%
1,509,760	Alphabet, Inc., Class A	275,002,784
81,005	Alphabet, Inc., Class C	14,857,937
418	Berkshire Hathaway, Inc., Class A(b)	255,916,738
1,950,303	FMC Corp.	112,239,938
2,589,316	Ionis Pharmaceuticals, Inc.(b)	123,406,800
750,927	Johnson & Johnson	109,755,490
293,905	Kenvue, Inc.	5,343,193
		896,522,880

TOTAL COMMON STOCKS (Cost $2,969,568,695)		5,427,877,817

PREFERRED STOCKS—1.8%
	Chile—0.5%
11,044,000	Embotelladora Andina SA, Class A	25,975,352
	Croatia—0.1%
110,370	Adris Grupa DD	7,286,606
	Germany—1.2%
958,305	Dr. Ing. h.c. F. Porsche AG	71,344,853

TOTAL PREFERRED STOCKS (Cost $109,685,759)		104,606,811

Shares		Value*

REGISTERED INVESTMENT COMPANY—0.8%
48,351,542	Dreyfus Treasury Securities Cash Management– Institutional Shares 5.17%(e) (Cost $48,351,542)	$48,351,542
Face Value
U.S. TREASURY BILLS—1.3%
$50,000,000	5.322%(f) due 10/10/2024	49,271,257
25,000,000	5.322%(f) due 11/14/2024	24,513,139

TOTAL U.S. TREASURY BILLS (Cost $73,793,191)		73,784,396
INVESTMENTS IN SECURITIES (Cost $3,201,399,187)	98.6%	5,654,620,566

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.1	62,201,877
OTHER ASSETS AND LIABILITIES (Net)	0.3	15,624,186
NET ASSETS	100.0%	$5,732,446,629

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $30,646,443 represents 0.5% of the net assets of the Fund.
(e)	Rate disclosed is the 7-day yield at June 30, 2024.
(f)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
June 30, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Machinery	9.9%
Aerospace & Defense	8.4
Beverages	7.8
Chemicals	7.7
Banks	7.7
Pharmaceuticals	7.1
Interactive Media & Services	6.7
Financial Services	4.5
Insurance	4.5
Food Products	4.3
Oil, Gas & Consumable Fuels	3.9
Professional Services	2.3
Biotechnology	2.1
Air Freight & Logistics	1.9
Trading Companies & Distributors	1.8
Media	1.7
Health Care Providers & Services	1.6
Automobile Components	1.2
Gas Utilities	1.2
IT Services	1.2
Industrial Conglomerates	1.2
Technology Hardware, Storage & Peripherals	1.1
Containers & Packaging	1.1
Distributors	0.9
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Health Care Equipment & Supplies	0.4
Real Estate Management & Development	0.3
Specialty Retail	0.3
Entertainment	0.2
Building Products	0.2
Construction & Engineering	0.2
Personal Care Products	0.1
Tobacco	0.0*
Total Common Stocks	94.7
Preferred Stocks	1.8
Registered Investment Company	0.8
U.S. Treasury Bills	1.3
Unrealized Appreciation on Forward Contracts	1.1
Other Assets and Liabilities (Net)	0.3
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
June 30, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	16%
France	13
Switzerland	13
United Kingdom	12
Germany	8
Singapore	6
Sweden	5
Japan	4
Other Countries(a)	20
Money Market Funds, Treasury Bills and Other Assets and Liabilities (Net)(b)	3
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
460,000,000	Chinese Yuan	JPM	9/5/24	$64,684,100	$63,336,180	$(1,347,920)
308,000,000	Chinese Yuan	JPM	2/28/25	43,879,582	42,949,253	(930,329)
145,000,000	Swedish Krona	SSB	9/5/24	13,880,101	13,740,893	(139,208)
130,000,000	Swedish Krona	BNY	9/26/24	12,461,656	12,333,378	(128,278)
TOTAL				$134,905,439	$132,359,704	$(2,545,735)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
37,000,000	Canadian Dollar	NTC	9/5/24	$(27,292,375)	$(27,083,832)	$208,543
22,000,000	Canadian Dollar	NTC	12/12/24	(16,299,194)	(16,142,236)	156,958
50,000,000	Canadian Dollar	SSB	1/2/25	(37,830,640)	(36,704,863)	1,125,777
44,000,000	Canadian Dollar	NTC	4/3/25	(32,547,508)	(32,357,645)	189,863
7,500,000,000	Chilean Peso	JPM	1/2/25	(8,369,602)	(7,934,462)	435,140
12,850,000,000	Chilean Peso	SSB	4/3/25	(13,041,713)	(13,576,425)	(534,712)
460,000,000	Chinese Yuan	JPM	9/5/24	(64,693,059)	(63,336,180)	1,356,879
420,000,000	Chinese Yuan	JPM	2/28/25	(59,816,279)	(58,567,163)	1,249,116
250,000,000	Chinese Yuan	JPM	4/23/25	(35,193,918)	(34,989,194)	204,724
300,000,000	Chinese Yuan	JPM	4/30/25	(42,216,656)	(42,006,993)	209,663
250,000,000	Chinese Yuan	SSB	5/9/25	(35,270,880)	(35,027,237)	243,643
280,000,000	Chinese Yuan	JPM	6/6/25	(39,537,971)	(39,305,294)	232,677
210,000,000	European Union Euro	SSB	12/6/24	(233,964,150)	(226,876,095)	7,088,055
100,000,000	European Union Euro	NTC	12/12/24	(109,953,500)	(108,070,206)	1,883,294
65,000,000	European Union Euro	SSB	12/12/24	(71,458,725)	(70,245,634)	1,213,091
100,000,000	European Union Euro	NTC	4/15/25	(110,133,500)	(108,706,367)	1,427,133
100,000,000	European Union Euro	SSB	4/23/25	(108,357,000)	(108,746,991)	(389,991)
110,000,000	European Union Euro	BNY	5/23/25	(121,689,040)	(119,789,561)	1,899,479
75,000,000	European Union Euro	NTC	6/6/25	(82,540,125)	(81,728,225)	811,900
75,000,000	European Union Euro	BNY	6/10/25	(82,835,250)	(81,743,530)	1,091,720
84,000,000	Great Britain Pound Sterling	JPM	7/22/24	(109,451,160)	(106,199,923)	3,251,237
75,000,000	Great Britain Pound Sterling	NTC	8/8/24	(95,380,500)	(94,833,978)	546,522
90,000,000	Great Britain Pound Sterling	NTC	8/19/24	(114,338,520)	(113,811,760)	526,760
75,000,000	Great Britain Pound Sterling	NTC	9/20/24	(93,654,600)	(94,865,927)	(1,211,327)
52,000,000	Great Britain Pound Sterling	JPM	10/7/24	(63,515,400)	(65,781,712)	(2,266,312)
49,000,000	Hong Kong Dollar	SSB	5/9/25	(6,309,501)	(6,315,396)	(5,895)
315,000,000	Hong Kong Dollar	NTC	5/14/25	(40,582,324)	(40,602,066)	(19,742)
5,800,000,000	Japanese Yen	JPM	8/15/24	(42,912,422)	(36,328,029)	6,584,393
6,000,000,000	Japanese Yen	JPM	9/5/24	(43,435,769)	(37,699,118)	5,736,651
3,200,000,000	Japanese Yen	BNY	9/26/24	(22,970,354)	(20,171,305)	2,799,049
3,500,000,000	Japanese Yen	SSB	12/16/24	(25,733,402)	(22,337,453)	3,395,949
5,800,000,000	Japanese Yen	SSB	2/13/25	(41,272,708)	(37,303,906)	3,968,802
2,700,000,000	Japanese Yen	SSB	6/30/25	(17,918,376)	(17,666,676)	251,700
130,000,000	Mexican Peso	NTC	9/5/24	(7,235,527)	(7,032,774)	202,753
290,000,000	Mexican Peso	BNY	4/15/25	(16,624,151)	(15,160,107)	1,464,044
265,000,000	Mexican Peso	NTC	4/23/25	(14,975,136)	(13,836,385)	1,138,751
290,000,000	Mexican Peso	BNY	5/23/25	(16,405,499)	(15,073,092)	1,332,407
100,000,000	Mexican Peso	JPM	6/9/25	(5,373,672)	(5,184,306)	189,366
76,000,000	Philippine Peso	JPM	11/20/24	(1,361,275)	(1,295,207)	66,068
155,000,000	Philippine Peso	SSB	4/3/25	(2,743,363)	(2,638,350)	105,013
50,000,000	Singapore Dollar	JPM	7/12/24	(37,516,413)	(36,919,038)	597,375
70,000,000	Singapore Dollar	NTC	8/23/24	(52,426,603)	(51,791,610)	634,993
60,000,000	Singapore Dollar	JPM	1/2/25	(45,984,059)	(44,663,877)	1,320,182
40,000,000	Singapore Dollar	SSB	1/24/25	(30,130,124)	(29,804,083)	326,041
70,000,000	Singapore Dollar	NTC	4/23/25	(52,262,207)	(52,357,493)	(95,286)
40,000,000	Singapore Dollar	NTC	5/14/25	(30,122,750)	(29,945,709)	177,041
75,000,000	Singapore Dollar	SSB	7/3/25	(56,114,539)	(56,267,282)	(152,743)
32,335,000,000	South Korean Won	JPM	12/9/24	(25,000,000)	(23,718,413)	1,281,587
57,000,000,000	South Korean Won	SSB	4/1/25	(43,219,471)	(42,081,300)	1,138,171
55,000,000,000	South Korean Won	JPM	5/23/25	(41,548,631)	(40,724,166)	824,465
145,000,000	Swedish Krona	SSB	9/5/24	(13,475,153)	(13,740,893)	(265,740)
130,000,000	Swedish Krona	BNY	9/26/24	(11,846,722)	(12,333,378)	(486,656)
440,000,000	Swedish Krona	NTC	2/28/25	(43,027,156)	(42,098,442)	928,714
355,000,000	Swedish Krona	NTC	4/15/25	(33,881,967)	(34,047,558)	(165,591)
500,000,000	Swedish Krona	SSB	5/9/25	(46,357,806)	(48,014,616)	(1,656,810)
120,000,000	Swiss Franc	SSB	12/17/24	(141,626,342)	(136,361,559)	5,264,783
85,000,000	Swiss Franc	JPM	1/3/25	(102,955,426)	(96,783,921)	6,171,505

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
26,000,000	Swiss Franc	JPM	1/31/25	$(31,185,530)	$(29,693,315)	$1,492,215
50,000,000	Swiss Franc	NTC	4/23/25	(57,039,209)	(57,608,704)	(569,495)
36,000,000	Swiss Franc	NTC	5/23/25	(41,436,941)	(41,613,221)	(176,280)
TOTAL				$(3,052,391,793)	$(2,987,644,181)	$64,747,612
Unrealized Appreciation on Forward Contracts (Net)						$62,201,877

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—95.3%
	Belgium—1.1%
79,510	Fagron NV	$1,548,370
19,350	KBC Group NV	1,364,468
		2,912,838
	Canada—3.2%
1,750	E-L Financial Corp., Ltd.	1,431,903
21,490	Lassonde Industries, Inc., Class A	2,425,016
154,890	Winpak, Ltd.	5,054,144
		8,911,063
	China—2.7%
868,680	Haitian International Holdings, Ltd.	2,458,927
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	304,268
2,729,475	Uni-President China Holdings, Ltd.	2,492,655
131,955	Wuliangye Yibin Co., Ltd., Class A	2,319,652
		7,575,502
	Finland—2.5%
287,855	Kemira Oyj	7,014,589
	France—12.6%
24,440	Alten SA	2,693,029
123,575	Rubis SCA	3,483,954
34,834	Safran SA	7,347,043
177,655	SCOR SE	4,506,617
511,102	Tarkett SA(a)	4,601,298
58,650	Teleperformance SE	6,200,923
68,000	TotalEnergies SE	4,556,257
60,420	Ubisoft Entertainment SA(a)	1,323,171
		34,712,292
	Germany—7.3%
52,705	Brenntag SE	3,558,133
169,154	DHL Group	6,873,955
89,400	Fresenius SE & Co., KGaA(a)	2,672,756
5,042	Muenchener Rueckversicherungs AG, Registered	2,522,658
8,988	Rheinmetall AG	4,583,847
		20,211,349
	Hong Kong—0.9%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,542,294
655,955	Hang Lung Group, Ltd.	713,424
45,710	Luk Fook Holdings International, Ltd.	97,167
		2,352,885
	Italy—0.7%
55,200	SOL SpA	1,954,218
	Japan—7.3%
103,690	ADEKA Corp.	2,096,900
12,000	Fukuda Denshi Co., Ltd.	508,505
42,405	Fuso Chemical Co., Ltd.	1,086,052
111,630	Inaba Denki Sangyo Co., Ltd.	2,733,418
20,600	Kamigumi Co., Ltd.	425,668
288,625	Kuraray Co., Ltd.	3,340,085
Shares		Value*
	Japan (continued)
143,035	Mitsubishi Gas Chemical Co., Inc.	$2,744,291
115,710	Nihon Kohden Corp.	1,674,624
24,910	Okamoto Industries, Inc.	778,226
44,060	Taikisha, Ltd.	1,462,115
92,200	Transcosmos, Inc.	1,994,857
	Miscellaneous Securities(b)	1,250,853
		20,095,594
	Mexico—2.3%
23,120	Coca-Cola FEMSA SAB de CV, Sponsored ADR	1,984,621
1,744,322	Megacable Holdings SAB de CV	4,404,328
		6,388,949
	Netherlands—2.5%
90,820	Aalberts NV	3,680,299
41,905	Heineken Holding NV	3,305,407
		6,985,706
	Philippines—0.6%
6,997,100	Alliance Global Group, Inc.	1,033,883
893,400	China Banking Corp.	609,736
		1,643,619
	Singapore—4.2%
216,691	DBS Group Holdings, Ltd.	5,710,540
249,460	United Overseas Bank, Ltd.	5,757,310
		11,467,850
	South Korea—3.7%
15,005	DB Insurance Co., Ltd.	1,243,209
8,035	Dentium Co., Ltd.	688,157
89,851	LG Corp.	5,226,947
51,190	Samsung Electronics Co., Ltd.	3,012,727
		10,171,040
	Sweden—3.6%
16,520	Autoliv, Inc.	1,767,475
343,208	Husqvarna AB, Class B	2,746,829
66,115	SKF AB, Class B	1,329,834
106,473	Trelleborg AB, Class B	4,146,967
		9,991,105
	Switzerland—9.2%
60,675	Nestlé SA, Registered	6,192,323
57,951	Novartis AG, Registered	6,169,110
4,431	Phoenix Mecano AG, Registered(a)	2,352,089
27,835	Roche Holding AG	7,710,645
5,869	Zurich Insurance Group AG	3,125,871
		25,550,038
	United Kingdom—12.5%
242,737	BAE Systems plc	4,043,182
499,182	CNH Industrial NV	5,056,714
82,845	Computacenter plc	2,993,528
161,513	Diageo plc	5,070,541
229,117	Grafton Group plc	2,677,318
243,576	Howden Joinery Group plc	2,693,937
620,200	Inchcape plc	5,828,006

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
	United Kingdom (continued)
1,504,280	Johnson Service Group plc	$3,000,662
2,741,248	Vertu Motors plc	2,491,487
	Miscellaneous Security(b)	659,931
		34,515,306
	United States—18.4%
54,915	Alphabet, Inc., Class A	10,002,767
2,080	AutoZone, Inc.(a)	6,165,328
25,990	Berkshire Hathaway, Inc., Class B(a)	10,572,732
143,022	FMC Corp.	8,230,916
175,002	Ionis Pharmaceuticals, Inc.(a)	8,340,596
52,371	Johnson & Johnson	7,654,546
		50,966,885

TOTAL COMMON STOCKS (Cost $197,671,871)		263,420,828

PREFERRED STOCKS—1.8%
	Chile—0.4%
502,909	Embotelladora Andina SA, Class A	1,182,836
	Germany—1.4%
46,080	Dr. Ing. h.c. F. Porsche AG	3,430,610
648	KSB AG	447,299
		3,877,909

TOTAL PREFERRED STOCKS (Cost $5,505,601)		5,060,745

Shares		Value*

REGISTERED INVESTMENT COMPANY—0.5%
1,210,144	Dreyfus Government Securities Cash Management– Institutional Shares 5.14%(c) (Cost $1,210,144)	$1,210,144
INVESTMENTS IN SECURITIES (Cost $204,387,616)	97.6%	269,691,717
OTHER ASSETS AND LIABILITIES (Net)	2.4	6,698,630
NET ASSETS	100.0%	$276,390,347

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,910,784 represents 0.7% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at June 30, 2024.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
June 30, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	9.9%
Pharmaceuticals	7.8
Machinery	7.5
Aerospace & Defense	5.8
Banks	4.9
Insurance	4.6
Beverages	4.5
Trading Companies & Distributors	4.3
Food Products	4.0
Financial Services	3.8
Interactive Media & Services	3.6
Professional Services	3.1
Specialty Retail	3.1
Biotechnology	3.0
Air Freight & Logistics	2.5
Industrial Conglomerates	2.3
Distributors	2.1
IT Services	2.1
Containers & Packaging	1.8
Building Products	1.7
Oil, Gas & Consumable Fuels	1.6
Media	1.6
Health Care Providers & Services	1.6
Gas Utilities	1.3
Technology Hardware, Storage & Peripherals	1.1
Commercial Services & Supplies	1.1
Health Care Equipment & Supplies	1.0
Electrical Equipment	0.9
Automobile Components	0.6
Textiles, Apparel & Luxury Goods	0.6
Construction & Engineering	0.5
Entertainment	0.5
Real Estate Management & Development	0.3
Transportation Infrastructure	0.2
Total Common Stocks	95.3
Preferred Stocks	1.8
Registered Investment Company	0.5
Other Assets and Liabilities (Net)	2.4
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
June 30, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	18%
France	13
United Kingdom	12
Switzerland	9
Germany	9
Japan	7
Singapore	4
South Korea	4
Other Countries(a)	21
Money Market Funds and Other Assets and Liabilities (Net)	3
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines and Sweden

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—94.3%
	Belgium—0.9%
66,181	Fagron NV	$1,288,803
38,820	KBC Group NV	2,737,396
		4,026,199
	Canada—1.8%
18,010	Lassonde Industries, Inc., Class A	2,032,319
180,543	Winpak, Ltd.	5,891,216
		7,923,535
	China—2.6%
231,680	Baidu, Inc., Class A(a)	2,508,709
1,006,590	Haitian International Holdings, Ltd.	2,849,302
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	294,418
2,349,905	Uni-President China Holdings, Ltd.	2,146,018
215,487	Wuliangye Yibin Co., Ltd., Class A	3,788,071
		11,586,518
	Finland—1.2%
227,906	Kemira Oyj	5,553,723
	France—14.1%
25,667	Alten SA	2,828,232
299,826	Rubis SCA	8,453,004
72,857	Safran SA	15,366,696
310,794	SCOR SE	7,883,985
150,328	Tarkett SA(a)	1,353,358
95,170	Teleperformance SE	10,062,094
236,380	TotalEnergies SE	15,838,354
72,825	Ubisoft Entertainment SA(a)	1,594,835
		63,380,558
	Germany—6.0%
54,875	Brenntag SE	3,704,630
190,881	DHL Group	7,756,881
143,555	Fresenius SE & Co., KGaA(a)	4,291,807
150,000	Norma Group SE	2,777,976
16,413	Rheinmetall AG	8,370,569
		26,901,863
	Hong Kong—0.3%
1,046,000	Chow Sang Sang Holdings International, Ltd.	970,019
214,000	Luk Fook Holdings International, Ltd.	454,907
		1,424,926
	Japan—4.9%
63,220	ADEKA Corp.	1,278,484
72,285	Dentsu Group, Inc.	1,830,632
40,205	Fuso Chemical Co., Ltd.	1,029,707
37,260	Hosokawa Micron Corp.	980,651
36,595	Inaba Denki Sangyo Co., Ltd.	896,080
148,315	Mitsubishi Gas Chemical Co., Inc.	2,845,594
130,035	Nabtesco Corp.	2,216,336
96,230	Nihon Kohden Corp.	1,392,698
28,005	Okamoto Industries, Inc.	874,919
89,060	Sumitomo Heavy Industries, Ltd.	2,324,681
Shares		Value*
	Japan (continued)
34,620	Taikisha, Ltd.	$1,148,852
87,100	Transcosmos, Inc.	1,884,512
99,120	YAMABIKO Corp.	1,413,662
	Miscellaneous Securities(b)	2,062,569
		22,179,377
	Mexico—1.0%
54,420	Coca-Cola FEMSA SAB de CV, Sponsored ADR	4,671,413
	Netherlands—3.1%
94,810	Aalberts NV	3,841,985
128,033	Heineken Holding NV	10,099,063
		13,941,048
	Philippines—0.2%
6,542,900	Alliance Global Group, Inc.	966,772
	Singapore—2.0%
386,517	United Overseas Bank, Ltd.	8,920,461
	South Korea—2.6%
16,075	DB Insurance Co., Ltd.	1,331,861
11,335	Dentium Co., Ltd.	970,786
70,858	LG Corp.	4,122,058
61,295	LX Holdings Corp.	311,707
81,980	Samsung Electronics Co., Ltd.	4,824,836
		11,561,248
	Sweden—2.6%
26,854	Autoliv, Inc.	2,873,110
575,755	Husqvarna AB, Class B	4,607,994
111,490	Trelleborg AB, Class B	4,342,371
		11,823,475
	Switzerland—6.7%
118,780	Nestlé SA, ADR	12,169,011
50,749	Novartis AG, Registered	5,402,429
44,523	Roche Holding AG	12,333,431
		29,904,871
	United Kingdom—7.9%
389,775	BAE Systems plc	6,492,341
650,620	CNH Industrial NV	6,590,781
74,115	Computacenter plc	2,678,077
62,715	Diageo plc, Sponsored ADR	7,907,107
223,196	Grafton Group plc	2,608,129
252,750	Howden Joinery Group plc	2,795,401
282,425	Inchcape plc	2,653,942
1,269,763	Johnson Service Group plc	2,532,859
	Miscellaneous Security(b)	1,063,176
		35,321,813
	United States—36.4%
94,885	Alphabet, Inc., Class A	17,283,303
48,220	Atmus Filtration Technologies, Inc.(a)	1,387,772
1,990	AutoZone, Inc.(a)	5,898,559
76,760	Bank of America Corp.	3,052,745
51	Berkshire Hathaway, Inc., Class A(a)	31,224,291
107,535	Enterprise Products Partners LP	3,116,364

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
	United States (continued)
372,000	Envista Holdings Corp.(a)	$6,186,360
35,160	FedEx Corp.	10,542,374
167,744	FMC Corp.	9,653,667
190,425	Ionis Pharmaceuticals, Inc.(a)	9,075,655
63,514	Johnson & Johnson	9,283,206
24,852	Kenvue, Inc.	451,809
33,708	National Western Life Group, Inc., Class A	16,750,854
186,300	Sealed Air Corp.	6,481,377
131,295	Truist Financial Corp.	5,100,811
122,928	U-Haul Holding Co.	7,378,139
15,355	Vertex Pharmaceuticals, Inc.(a)	7,197,196
225,783	Wells Fargo & Co.	13,409,252
		163,473,734

TOTAL COMMON STOCKS (Cost $253,105,451)		423,561,534

PREFERRED STOCKS—1.5%
	Chile—0.3%
492,000	Embotelladora Andina SA, Class A	1,157,178
	Germany—1.2%
74,006	Dr. Ing. h.c. F. Porsche AG	5,509,673

TOTAL PREFERRED STOCKS (Cost $6,891,776)		6,666,851

REGISTERED INVESTMENT COMPANY—2.3%
10,421,017	Dreyfus Government Securities Cash Management– Institutional Shares 5.14%(c) (Cost $10,421,017)	10,421,017

Face Value		Value*
U.S. TREASURY BILL—0.9%
$4,000,000	5.288%(d) due 11/29/2024 (Cost $3,914,279)	$3,914,098
INVESTMENTS IN SECURITIES (Cost $274,332,523)	99.0%	444,563,500

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.8	3,680,605
OTHER ASSETS AND LIABILITIES (Net)	0.2	976,939
NET ASSETS	100.0%	$449,221,044

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $3,125,745 represents 0.7% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at June 30, 2024.
(d)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
June 30, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Machinery	8.0%
Banks	7.4
Financial Services	7.0
Aerospace & Defense	6.7
Pharmaceuticals	6.1
Beverages	5.8
Insurance	5.8
Chemicals	4.7
Interactive Media & Services	4.5
Oil, Gas & Consumable Fuels	4.2
Air Freight & Logistics	4.0
Food Products	3.7
Biotechnology	3.6
Professional Services	2.8
Containers & Packaging	2.7
Trading Companies & Distributors	2.2
Health Care Equipment & Supplies	1.9
Gas Utilities	1.9
Ground Transportation	1.6
Specialty Retail	1.4
Health Care Providers & Services	1.3
IT Services	1.2
Industrial Conglomerates	1.2
Technology Hardware, Storage & Peripherals	1.1
Automobile Components	0.6
Distributors	0.6
Commercial Services & Supplies	0.6
Media	0.4
Entertainment	0.4
Building Products	0.3
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.2
Personal Care Products	0.1
Total Common Stocks	94.3
Preferred Stocks	1.5
Registered Investment Company	2.3
U.S. Treasury Bill	0.9
Unrealized Appreciation on Forward Contracts	0.8
Other Assets and Liabilities (Net)	0.2
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
June 30, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	36%
France	14
United Kingdom	8
Germany	7
Switzerland	7
Japan	5
Netherlands	3
Sweden	3
Other Countries(a)	13
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Mexico, Philippines, Singapore and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2024 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/24*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
22,000,000	Swedish Krona	NTC	8/23/24	$2,072,576	$2,083,450	$10,874
13,000,000	Swedish Krona	NTC	2/28/25	1,237,494	1,243,818	6,324
11,300,000	Swedish Krona	NTC	4/15/25	1,095,193	1,083,767	(11,426)
TOTAL				$4,405,263	$4,411,035	$5,772
FORWARD EXCHANGE CONTRACTS TO SELL(a)
2,300,000	Canadian Dollar	SSB	1/13/25	$(1,735,740)	$(1,688,786)	$46,954
800,000,000	Chilean Peso	SSB	8/8/24	(927,321)	(847,202)	80,119
31,400,000	Chinese Yuan	JPM	2/28/25	(4,471,979)	(4,378,593)	93,386
18,400,000	Chinese Yuan	SSB	5/9/25	(2,595,937)	(2,578,005)	17,932
9,800,000	Chinese Yuan	JPM	5/23/25	(1,391,454)	(1,374,375)	17,079
4,700,000	European Union Euro	NTC	10/31/24	(5,063,992)	(5,068,144)	(4,152)
14,200,000	European Union Euro	SSB	2/13/25	(15,515,687)	(15,392,460)	123,227
10,000,000	European Union Euro	NTC	4/15/25	(11,013,350)	(10,870,637)	142,713
9,700,000	European Union Euro	BNY	5/23/25	(10,730,761)	(10,563,261)	167,500
12,500,000	European Union Euro	BNY	5/30/25	(13,789,262)	(13,616,909)	172,353
4,200,000	Great Britain Pound Sterling	JPM	7/22/24	(5,472,558)	(5,309,996)	162,562
4,400,000	Great Britain Pound Sterling	NTC	8/8/24	(5,595,656)	(5,563,593)	32,063
7,700,000	Great Britain Pound Sterling	SSB	1/24/25	(9,757,163)	(9,747,558)	9,605
1,800,000	Great Britain Pound Sterling	BNY	5/23/25	(2,288,934)	(2,279,663)	9,271
11,500,000	Hong Kong Dollar	BNY	9/5/24	(1,478,231)	(1,475,863)	2,368
6,500,000	Hong Kong Dollar	SSB	12/6/24	(836,734)	(835,723)	1,011
5,200,000	Hong Kong Dollar	SSB	2/13/25	(669,013)	(669,339)	(326)
9,700,000	Hong Kong Dollar	SSB	4/3/25	(1,248,329)	(1,249,505)	(1,176)
3,500,000	Hong Kong Dollar	JPM	5/23/25	(451,335)	(451,196)	139
165,000,000	Japanese Yen	JPM	8/15/24	(1,220,784)	(1,033,470)	187,314
375,000,000	Japanese Yen	SSB	12/16/24	(2,757,150)	(2,393,299)	363,851
580,000,000	Japanese Yen	SSB	2/13/25	(4,127,271)	(3,730,390)	396,881
405,000,000	Japanese Yen	JPM	3/24/25	(2,881,001)	(2,617,569)	263,432
160,000,000	Japanese Yen	SSB	4/25/25	(1,091,171)	(1,038,264)	52,907
466,000,000	Japanese Yen	JPM	5/30/25	(3,138,380)	(3,037,315)	101,065
434,000,000	Japanese Yen	SSB	6/30/25	(2,880,213)	(2,839,755)	40,458
16,200,000	Mexican Peso	BNY	7/12/24	(892,834)	(883,996)	8,838
23,500,000	Mexican Peso	JPM	6/9/25	(1,262,813)	(1,218,312)	44,501
18,000,000	Philippine Peso	JPM	11/20/24	(322,407)	(306,759)	15,648
44,000,000	Philippine Peso	SSB	4/3/25	(778,761)	(748,951)	29,810
10,000,000	Singapore Dollar	SSB	1/24/25	(7,532,531)	(7,451,021)	81,510
1,100,000	Singapore Dollar	NTC	5/14/25	(828,376)	(823,507)	4,869
1,700,000,000	South Korean Won	JPM	1/2/25	(1,338,056)	(1,248,790)	89,266
7,500,000,000	South Korean Won	JPM	3/24/25	(5,776,118)	(5,534,517)	241,601
1,650,000,000	South Korean Won	JPM	5/14/25	(1,231,803)	(1,221,103)	10,700
1,760,000,000	South Korean Won	JPM	6/10/25	(1,296,787)	(1,304,501)	(7,714)
22,000,000	Swedish Krona	NTC	8/23/24	(2,050,613)	(2,083,450)	(32,837)
13,000,000	Swedish Krona	NTC	2/28/25	(1,271,257)	(1,243,818)	27,439
46,500,000	Swedish Krona	NTC	4/15/25	(4,438,060)	(4,459,751)	(21,691)
1,700,000	Swiss Franc	SSB	12/17/24	(2,006,373)	(1,931,789)	74,584
8,800,000	Swiss Franc	JPM	1/3/25	(10,658,915)	(10,019,982)	638,933
2,500,000	Swiss Franc	BNY	6/10/25	(2,886,299)	(2,895,459)	(9,160)
TOTAL				$(157,701,409)	$(154,026,576)	$3,674,833
Unrealized Appreciation on Forward Contracts (Net)						$3,680,605

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*
COMMON STOCKS—95.9%
	Belgium—0.8%
7,175	KBC Group NV	$505,946
	China—2.7%
308,710	Haitian International Holdings, Ltd.	873,849
976,845	Uni-President China Holdings, Ltd.	892,090
		1,765,939
	Finland—3.6%
95,220	Kemira Oyj	2,320,367
	France—10.6%
58,430	Rubis SCA	1,647,319
8,630	Safran SA	1,820,204
57,766	SCOR SE	1,465,364
44,294	Tarkett SA(a)	398,765
14,570	Teleperformance SE	1,540,451
		6,872,103
	Germany—6.4%
36,145	DHL Group	1,468,834
50,225	Fresenius SE & Co., KGaA(a)	1,501,557
1,154	Muenchener Rueckversicherungs AG, Registered	577,379
31,624	Norma Group SE	585,672
		4,133,442
	Hong Kong—2.1%
407,000	Hang Lung Group, Ltd.	442,658
360,840	Johnson Electric Holdings, Ltd.	544,723
172,775	Luk Fook Holdings International, Ltd.	367,273
		1,354,654
	Japan—10.2%
42,370	ADEKA Corp.	856,839
19,655	Dentsu Group, Inc.	497,767
45,315	Inaba Denki Sangyo Co., Ltd.	1,109,602
56,600	Kuraray Co., Ltd.	654,998
48,915	Mitsubishi Gas Chemical Co., Inc.	938,490
16,420	Nabtesco Corp.	279,865
12,325	Nippon Express Holdings, Inc.	570,514
17,685	Sumitomo Heavy Industries, Ltd.	461,621
30,400	Transcosmos, Inc.	657,740
	Miscellaneous Security(b)	610,109
		6,637,545
	Mexico—3.4%
9,925	Coca-Cola FEMSA SAB de CV, Sponsored ADR	851,962
531,475	Megacable Holdings SAB de CV	1,341,949
		2,193,911
	Netherlands—1.2%
19,775	Aalberts NV	801,342
	Singapore—4.6%
59,174	DBS Group Holdings, Ltd.	1,559,435
63,030	United Overseas Bank, Ltd.	1,454,675
		3,014,110
Shares		Value*
	South Korea—3.0%
11,110	DB Insurance Co., Ltd.	$920,496
13,365	LG Corp.	777,489
53,223	LX Holdings Corp.	270,658
		1,968,643
	Sweden—4.8%
3,940	Autoliv, Inc.	421,540
101,255	Husqvarna AB, Class B	810,384
30,705	SKF AB, Class B	617,599
31,750	Trelleborg AB, Class B	1,236,616
		3,086,139
	Switzerland—11.5%
28,420	Nestlé SA, Registered	2,900,467
16,072	Novartis AG, Registered	1,710,927
6,570	Roche Holding AG	1,819,973
1,947	Zurich Insurance Group AG	1,036,986
		7,468,353
	United Kingdom—16.0%
143,330	BAE Systems plc	2,387,396
53,710	CNH Industrial NV	544,082
26,290	Computacenter plc	949,965
68,020	Diageo plc	2,135,420
40,695	Grafton Group plc	475,536
78,507	GSK plc	1,510,021
47,690	Howden Joinery Group plc	527,449
133,180	Inchcape plc	1,251,490
	Miscellaneous Security(b)	625,471
		10,406,830
	United States—15.0%
41,145	Bank of America Corp.	1,636,337
28,760	Enterprise Products Partners LP	833,465
27,445	FMC Corp.	1,579,460
12,783	Johnson & Johnson	1,868,363
4,996	Kenvue, Inc.	90,827
6,495	Progressive Corp./The	1,349,076
30,645	Truist Financial Corp.	1,190,558
30,030	U.S. Bancorp	1,192,191
		9,740,277

TOTAL COMMON STOCKS (Cost $47,325,452)		62,269,601

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2024 (Unaudited)
Shares		Value*

REGISTERED INVESTMENT COMPANY—3.3%
2,110,898	Dreyfus Government Securities Cash Management– Institutional Shares 5.14%(c) (Cost $2,110,898)	$2,110,898
INVESTMENTS IN SECURITIES (Cost $49,436,350)	99.2%	64,380,499
OTHER ASSETS AND LIABILITIES (Net)	0.8	521,618
NET ASSETS	100.0%	$64,902,117

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,235,580 represents 1.9% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at June 30, 2024.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
June 30, 2024 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	11.5%
Pharmaceuticals	10.6
Chemicals	9.8
Machinery	9.4
Insurance	8.3
Aerospace & Defense	6.5
Food Products	5.9
Beverages	4.6
Professional Services	4.4
Trading Companies & Distributors	3.2
Air Freight & Logistics	3.2
Media	2.9
Gas Utilities	2.5
Automobile Components	2.4
Health Care Providers & Services	2.3
Distributors	1.9
Industrial Conglomerates	1.6
IT Services	1.5
Oil, Gas & Consumable Fuels	1.3
Real Estate Management & Development	0.7
Building Products	0.6
Specialty Retail	0.6
Personal Care Products	0.2
Total Common Stocks	95.9
Registered Investment Company	3.3
Other Assets and Liabilities (Net)	0.8
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
June 30, 2024 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	16%
United States	15
Switzerland	11
France	11
Japan	10
Germany	6
Sweden	5
Singapore	5
Other Countries(a)	17
Money Market Funds and Other Assets and Liabilities (Net)	4
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Hong Kong, Mexico, Netherlands and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2024. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 47,103,590	$ —	$ 47,103,590	$—
China	186,020,599	20,095,223	165,925,376	—
Czech Republic	1,830,406	—	1,830,406	—
Finland	71,149,944	—	71,149,944	—
France	739,718,542	13,747,870	725,970,672	—
Germany	405,825,940	40,828,198	364,997,742	—
Hong Kong	24,860,389	—	24,860,389	—
Italy	153,555,261	—	153,555,261	—
Japan	224,440,603	—	224,440,603	—
Netherlands	222,526,516	—	222,526,516	—
Singapore	320,741,026	—	320,741,026	—
South Korea	168,925,785	5,043,188	163,882,597	—
Sweden	266,000,725	36,887,584	229,113,141	—
Switzerland	721,054,832	106,380,471	614,674,361	—
United Kingdom	684,000,770	155,634,326	528,366,444	—
All Other Countries	1,190,122,889	1,190,122,889	—	—
Preferred Stocks
Germany	71,344,853	—	71,344,853	—
All Other Countries	33,261,958	33,261,958	—	—
Registered Investment Company	48,351,542	48,351,542	—	—
U.S. Treasury Bills	73,784,396	—	73,784,396	—
Total Investments in Securities	5,654,620,566	1,650,353,249	4,004,267,317	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	72,744,192	—	72,744,192	—
Liability
Unrealized depreciation of forward exchange contracts	(10,542,315)	—	(10,542,315)	—
Total	$5,716,822,443	$1,650,353,249	$4,066,469,194	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
International Value Fund II - Currency Unhedged	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 2,912,838	$ —	$ 2,912,838	$—
Canada	8,911,063	7,479,160	1,431,903	—
China	7,575,502	2,796,923	4,778,579	—
Finland	7,014,589	—	7,014,589	—
France	34,712,292	4,601,298	30,110,994	—
Germany	20,211,349	—	20,211,349	—
Hong Kong	2,352,885	—	2,352,885	—
Italy	1,954,218	—	1,954,218	—
Japan	20,095,594	—	20,095,594	—
Netherlands	6,985,706	—	6,985,706	—
Singapore	11,467,850	—	11,467,850	—
South Korea	10,171,040	—	10,171,040	—
Sweden	9,991,105	1,767,475	8,223,630	—
Switzerland	25,550,038	2,352,089	23,197,949	—
United Kingdom	34,515,306	10,548,863	23,966,443	—
All Other Countries	58,999,453	58,999,453	—	—
Preferred Stocks
Chile	1,182,836	1,182,836	—	—
Germany	3,877,909	—	3,877,909	—
Registered Investment Company	1,210,144	1,210,144	—	—
Total	$269,691,717	$90,938,241	$178,753,476	$—
Value Fund	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 4,026,199	$ —	$ 4,026,199	$—
China	11,586,518	2,440,436	9,146,082	—
Finland	5,553,723	—	5,553,723	—
France	63,380,558	1,353,358	62,027,200	—
Germany	26,901,863	2,777,976	24,123,887	—
Hong Kong	1,424,926	—	1,424,926	—
Japan	22,179,377	—	22,179,377	—
Netherlands	13,941,048	—	13,941,048	—
Singapore	8,920,461	—	8,920,461	—
South Korea	11,561,248	311,707	11,249,541	—
Sweden	11,823,475	2,873,110	8,950,365	—
Switzerland	29,904,871	12,169,011	17,735,860	—
United Kingdom	35,321,813	17,030,747	18,291,066	—
All Other Countries	177,035,454	177,035,454	—	—
Preferred Stocks
Chile	1,157,178	1,157,178	—	—
Germany	5,509,673	—	5,509,673	—
Registered Investment Company	10,421,017	10,421,017	—	—
U.S. Treasury Bill	3,914,098	—	3,914,098	—
Total Investments in Securities	444,563,500	227,569,994	216,993,506	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	3,769,087	—	3,769,087	—
Liability
Unrealized depreciation of forward exchange contracts	(88,482)	—	(88,482)	—
Total	$448,244,105	$227,569,994	$220,674,111	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Worldwide High Dividend Yield Value Fund	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 505,946	$ —	$ 505,946	$—
China	1,765,939	892,090	873,849	—
Finland	2,320,367	—	2,320,367	—
France	6,872,103	398,765	6,473,338	—
Germany	4,133,442	585,672	3,547,770	—
Hong Kong	1,354,654	—	1,354,654	—
Japan	6,637,545	—	6,637,545	—
Netherlands	801,342	—	801,342	—
Singapore	3,014,110	—	3,014,110	—
South Korea	1,968,643	270,658	1,697,985	—
Sweden	3,086,139	421,540	2,664,599	—
Switzerland	7,468,353	—	7,468,353	—
United Kingdom	10,406,830	544,082	9,862,748	—
All Other Countries	11,934,188	11,934,188	—	—
Registered Investment Company	2,110,898	2,110,898	—	—
Total	$64,380,499	$17,157,893	$47,222,606	$—
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2024:
Shares Held at 3/31/24	Name of Issuer†	Value at 3/31/24	Purchase Cost	Sales Proceeds	Value at 6/30/24	Shares Held at 6/30/24	Change in Net Unrealized Appreciation 4/1/24 to 6/30/24
251,390	Lassonde Industries Inc, Class A	$27,634,788	$—	$—	$28,367,837	251,390	$733,049
68,178	Phoenix Mecano AG, Registered	34,516,674	—	—	33,751,492	63,583	(765,182)
		$62,151,462	$—	$—	$62,119,329		$(32,133)

†	Issuer countries: Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.